Non-Controlling Interest in Consolidate Subsidiaries - AOCI (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Accumulated other comprehensive income, total	$ (43)	$ (843)	$ 685
Non-controlling interest [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Reserve of exchange differences on translation		(6,657)	(699)
Reserve of remeasurements of defined benefit plans		(559)	(390)
Reserve of cash flow hedges		(277)	(611)
Accumulated other comprehensive income, total		$ (7,493)	$ (1,700)